VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2026 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2025	2,467,470	65,509	2,532,979
Additions	—	13,691	13,691
Disposals	—	(7,500)	(7,500)
At June 30, 2026	2,467,470	71,700	2,539,170

Accumulated depreciation
At December 31, 2025	(406,998)	(23,486)	(430,484)
Charge	(32,593)	(6,458)	(39,051)
Disposals	—	7,500	7,500
At June 30, 2026	(439,591)	(22,444)	(462,035)

Net book value
At December 31, 2025	2,060,472	42,023	2,102,495
At June 30, 2026	2,027,879	49,256	2,077,135
In January 2026, we successfully completed the scheduled drydocking of Flex Volunteer, followed by Flex Freedom in March 2026 and Flex Vigilant in June 2026.